Note 17 - Segment Information, Capital Expenditures Incurred by Segment (Detail) (USD $) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Capital expenditures incurred by segment
Exploration and Production	$ 9,149	$ 9,133
Refining, Transportation &Marketing	8,049	6,342
Gas &Power	1,088	2,106
International
Exploration and Production	896	1,120
Refining, Transportation &Marketing	117	34
Distribution	16	15
Gas &Power	27	2
Others	5	1
Distribution	278	145
Biofuels	134	22
Corporate	447	467
Total Capital expenditures incurred by segment	$ 20,206	$ 19,387